INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
Disclosure of detailed information about deferred tax assets [Text Block]
Deferred Tax Assets
The following table sets forth the deferred tax assets as of the dates indicated:

Deferred Tax Assets	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
Deferred tax Assets relating to Provisions	5,730	5,042
Deferred tax Assets relating to Accrued Liabilities	8,257	8,107
Deferred tax Assets relating to Post-Employment benefits	19,738	22,026
Deferred tax Assets relating to Property, Plant and equipment	32,480	24,397
Deferred tax Assets relating to Impairment provision	8,564	14,193
Deferred tax Assets relating to Financial Instruments	108,910	79,765
Deferred tax Assets relating to Tax Loss Carryforward	24,972	126,405
Deferred tax Assets relating to Inventories	18,793	7,964
Deferred tax Assets relating to Provisions for Income	19,323	7,905
Deferred tax Assets relating to Allowance for Doubtful Accounts	4,625	2,427
Deferred tax Assets relating to Intangible revaluation	2,301	3,713
Deferred tax Assets relating to tax credits	8,996	20,898
Deferred tax Assets relating to Other Deductible Temporary Differences	24,328	20,018
Total Deferred Tax Assets	287,017	342,860

Offsetting presentation	(279,380)	(336,819)

Net Effect	7,637	6,041

Disclosure of detailed information about deferred tax liabilities [Text Block]
Deferred Tax Liabilities
The following table sets forth the deferred tax liabilities as of the dates indicated:

	12-31-2021	12-31-2020
Deferred Tax Liabilities	ThU.S.$	ThU.S.$
Deferred tax Liabilities relating to Property, Plant and Equipment	1,281,546	1,020,282
Deferred tax Liabilities relating to Financial Instruments	25,334	26,755
Deferred tax Liabilities relating to Biological Assets	605,166	644,348
Deferred tax Liabilities relating to Inventory	46,336	32,567
Deferred tax Liabilities relating to Prepaid Expenses	38,088	42,319
Deferred tax Liabilities relating to Intangible	12,511	14,826
Deferred tax Liabilities relating to Other Taxable Temporary Differences	18,204	19,608
Total Deferred Tax Liabilities	2,027,185	1,800,705

Offsetting presentation	(279,380)	(336,819)

Net Effect	1,747,805	1,463,886

Disclosure of reconciliation of deferred tax assets and liabilities [Text Block]
Reconciliation of deferred tax assets and liabilities

	Opening Balance 01-01-2021	Deferred tax Income (Expenses)	Deferred tax of items charged to other comprehensive income	Decrease through loss of control in subsidiary	Increase (decrease) Net exchange differences	Closing balance 12-31-2021
Deferred Tax Assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax Assets relating to Provisions	5,042	745	—	—	(57)	5,730
Deferred tax Assets relating to Accrued Liabilities	8,107	179	—	(24)	(5)	8,257
Deferred tax Assets relating to Post-Employment benefits	22,026	(2,667)	438	(56)	(3)	19,738
Deferred tax Assets relating to Property, Plant and equipment	24,397	8,083	—	—	—	32,480
Deferred tax Assets relating to Impairment provision	14,193	(5,193)	—	—	(436)	8,564
Deferred tax Assets relating to Financial Instruments	79,765	(1,572)	31,062	—	(345)	108,910
Deferred tax Assets relating to Tax Loss Carryforward	126,405	(99,915)	—	(207)	(1,311)	24,972
Deferred tax Assets relating to Inventories	7,964	10,854	—	—	(25)	18,793
Deferred tax Assets relating to Provisions for Income	7,905	11,427	—	—	(9)	19,323
Deferred tax Assets relating to Allowance for Doubtful Accounts	2,427	2,213	—	—	(15)	4,625
Deferred tax Assets relating to Intangible	3,713	(1,207)	—	—	(205)	2,301
Deferred tax Assets relating to tax credits	20,898	(11,902)	—	—	—	8,996
Deferred tax Assets relating to Other Deductible Temporary Differences	20,018	4,823	—	4	(517)	24,328
Total Deferred Tax Assets	342,860	(84,132)	31,500	(283)	(2,928)	287,017

	Opening Balance 01-01-2021	Deferred tax (Income) Expenses	Deferred tax of items charged to other comprehensive income	Decrease through loss of control in subsidiary	Increase (decrease) Net exchange differences	Closing balance 12-31-2021
Deferred Tax Liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax Liabilities relating to Property, Plant and Equipment	1,020,282	264,397	—	(121)	(3,012)	1,281,546
Deferred tax Liabilities relating to Financial Instruments	26,755	(2,030)	609	—	—	25,334
Deferred tax Liabilities relating to Biological Assets	644,348	(31,706)	—	(2,946)	(4,530)	605,166
Deferred tax Liabilities relating to Inventory	32,567	15,131	—	(1,395)	33	46,336
Deferred tax Liabilities relating to Prepaid Expenses	42,319	(4,227)	—	—	(4)	38,088
Deferred tax Liabilities relating to Intangible	14,826	(1,908)	—	—	(407)	12,511
Deferred tax Liabilities relating to Other Taxable Temporary Differences	19,608	(1,173)	—	(179)	(52)	18,204
Total Deferred Tax Liabilities	1,800,705	238,484	609	(4,641)	(7,972)	2,027,185

	Opening Balance 01-01-2020	Deferred tax Income (Expenses)	Deferred tax of items charged to other comprehensive income	Increase (decrease) Net exchange differences	Closing balance 12-31-2020
Deferred Tax Assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax Assets relating to Provisions	5,749	(267)	—	(440)	5,042
Deferred tax Assets relating to Accrued Liabilities	7,182	937	—	(12)	8,107
Deferred tax Assets relating to Post-Employment benefits	20,378	1,598	68	(18)	22,026
Deferred tax Assets relating to Property, Plant and equipment	16,609	7,788	—	—	24,397
Deferred tax Assets relating to Impairment provision	20,169	(4,598)	—	(1,378)	14,193
Deferred tax Assets relating to Financial Instruments	68,390	(1,641)	13,685	(669)	79,765
Deferred tax Assets relating to Tax Loss Carryforward	133,221	2,605	—	(9,421)	126,405
Deferred tax Assets relating to Inventories	12,460	(4,363)	—	(133)	7,964
Deferred tax Assets relating to Provisions for Income	6,631	1,295	—	(21)	7,905
Deferred tax Assets relating to Allowance for Doubtful Accounts	4,349	(1,545)	—	(377)	2,427
Deferred tax Assets relating to Intangible	6,044	(1,042)	—	(1,289)	3,713
Deferred tax Assets relating to tax credits	19,460	1,438	—	—	20,898
Deferred tax Assets relating to Other Deductible Temporary Differences	16,161	5,096	—	(1,239)	20,018
Total Deferred Tax Assets	336,803	7,301	13,753	(14,997)	342,860

	Opening Balance 01-01-2020	Deferred tax (Income) Expenses	Deferred tax of items charged to other comprehensive income	Increase (decrease) Net exchange differences	Closing balance 12-31-2020
Deferred Tax Liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax Liabilities relating to Property, Plant and Equipment	900,415	128,933	—	(9,066)	1,020,282
Deferred tax Liabilities relating to Financial Instruments	25,630	986	139	—	26,755
Deferred tax Liabilities relating to Biological Assets	642,221	20,239	—	(18,112)	644,348
Deferred tax Liabilities relating to Inventory	38,251	(5,711)	—	27	32,567
Deferred tax Liabilities relating to Prepaid Expenses	41,338	989	—	(8)	42,319
Deferred tax Liabilities relating to Intangible	17,942	(1,118)	—	(1,998)	14,826
Deferred tax Liabilities relating to Other Taxable Temporary Differences	25,126	(2,846)	—	(2,672)	19,608
Total Deferred Tax Liabilities	1,690,923	141,472	139	(31,829)	1,800,705
Temporary Differences

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
The following tables summarize the deductible and taxable temporary differences:

Detail of classes of Deferred Tax Temporary Differences	12-31-2021		12-31-2020
	Deductible	Taxable	Deductible	Taxable
	Difference	Difference	Difference	Difference
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred Tax Assets	262,045	—	216,455	—
Deferred Tax Assets - Tax loss carryforward	24,972	—	126,405	—
Deferred Tax Liabilities	—	2,027,185	—	1,800,705
Total	287,017	2,027,185	342,860	1,800,705

	January - December
Detail of Temporary Difference Income and Loss Amounts	2021	2020	2019
	ThU.S.$	ThU.S.$	ThU.S.$
Deferred Tax Assets	15,783	4,696	73,137
Deferred Tax Assets - Tax loss carryforward	(99,915)	2,605	44,521
Deferred Tax Liabilities	(238,484)	(141,472)	(65,995)
Total	(322,616)	(134,171)	51,663

Disclosure of detailed information about income tax expense [Text Block]
Income Tax Expense
Income tax expense consists of the following:

Income Tax composition	January - December
	2021	2020	2019
	ThU.S.$	ThU.S.$	ThU.S.$
Current income tax expense	(254,186)	(80,501)	(54,194)
Tax benefit arising from tax credits used to reduce current tax expense	176,226	175,832	3,771
Prior period current income tax adjustments	(2,036)	653	(2,912)
Other current benefit tax (expenses)	(302)	(3,661)	1,137
Current Tax Expense, Net	(80,298)	92,323	(52,198)

Deferred tax expense relating to origination and reversal of temporary differences	(222,701)	(136,776)	7,142
Tax benefit arising from tax credits used to reduce deferred tax expense	(99,915)	2,605	44,521
Total deferred Tax benefit (expense), Net	(322,616)	(134,171)	51,663
Income Tax benefit (expense), Total	(402,914)	(41,848)	(535)

Disclosure of income tax expenses by geographical area wise [Text Block]
The following table presents the current income tax expense detailed by foreign and domestic (Chile) companies at December 31, 2021, 2020 and 2019:

	January – December
	2021	2020	2019
	ThU.S.$	ThU.S.$	ThU.S.$
Foreign current income tax expense	(113,821)	(1,568)	(11,774)
Domestic current income tax expense	33,523	93,891	(40,424)
Total current income tax expense	(80,298)	92,323	(52,198)

Foreign deferred tax benefit (expense)	(59,995)	(21,908)	32,243
Domestic deferred tax benefit (expense)	(262,621)	(112,263)	19,420
Total deferred tax benefit (expense)	(322,616)	(134,171)	51,663

Total tax benefit (expense)	(402,914)	(41,848)	(535)

Disclosure of detailed information about reconciliation of income tax expense [Text Block]
Reconciliation of income tax expense from statutory tax rate to the effective tax rate.
The reconciliation of income tax expense is as follows:

	January – December
Reconciliation of Income tax from Statutory Rate to Effective Tax Rate	2021	2020	2019
	ThU.S.$	ThU.S.$	ThU.S.$
Statutory domestic (Chile) income tax rate	27.0%	27.0%	27.0%
Tax Expense at statutory tax rate	(387,319)	(18,131)	(16,876)
Tax effect of foreign tax rates	(9,984)	(4,201)	1,120
Tax effect of revenues exempt from taxation	62,879	5,821	42,376
Tax effect of not deductible expenses	(29,050)	(35,113)	(40,552)
Tax rate effect of previously unrecognized tax loss	—	11,628	46
Tax effect of Previously Unrecognized Tax Benefit in the Statements of Profit or Loss	—	—	884
Tax effect of a new evaluation of deferred tax assets	13,345	826	12,865
Tax effect of changes in tax rates	(46,215)	—	—
Tax Effect of tax provided in excess in prior periods	(2,036)	653	(2,912)
Other tax rate effects	(4,534)	(3,331)	2,514
Total adjustments to tax expense at applicable tax rate	(15,595)	(23,717)	16,341
Tax benefit (expense) at effective tax rate	(402,914)	(41,848)	(535)

Summary Of Detailed Information In Current Tax Assets And Liabilities
Current tax assets and liabilities
The current tax assets and liabilities balances are as follow:

Current tax Assets	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Monthly Provisional Payments (MPP)	800	17,540
Income tax receivable	218,298	298,093
Fixed assets tax credits	—	10
Provision tax income	(22,727)	(928)
Other tax receivables	36,694	6,015
Total	233,065	320,730

Current tax Liabilities	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Provision tax income (First category)	209,357	81,368
Monthly Provisional Payments (MPP)	(91,361)	(43,232)
Other tax payables	9,985	6,536
Total	127,981	44,672